POSTRETIREMENT MEDICAL BENEFITS - Postretirement Medicial Benefit Obligations Balance Sheet Disclosures (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change in benefit obligation:
Net benefit obligation at beginning of year		$ 176,500	$ 176,500
Net benefit obligation at end of year			158,700
Change in plan assets:
Employer contributions			2,400
Amounts recognized in the balance sheet consist of:
Noncurrent liabilities	(23,524)		(24,176)	(54,250)
Postretirement Medical Benefits [Member]
Change in benefit obligation:
Net benefit obligation at beginning of year	284,329	333,842	333,842	258,641
Liability acquired			0	49,241
Service cost	822	1,109	4,436	3,555	493
Interest cost	3,203	3,035	12,139	12,363	10,510
Plan participant contributions			132	129
Actuarial (gain) loss			(53,230)	22,342
Gross benefits paid			(14,220)	(13,544)
Federal subsidy on benefits paid			1,230	1,115
Net benefit obligation at end of year			284,329	333,842	258,641
Change in plan assets:
Employer contributions			14,088	13,415
Plan participant contributions			132	129
Gross benefits paid			(14,220)	(13,544)
Fair value of plan assets at end of year			0	0
Unfunded status at end of year			(284,329)	(333,842)
Amounts recognized in the balance sheet consist of:
Current liabilities			(13,955)	(14,068)
Noncurrent liabilities			(270,374)	(319,775)
Accumulated other comprehensive loss (gain)			20,292	77,528
Net amount recognized at end of year			(264,037)	(256,315)
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial loss (gain)			26,012	83,884
Accumulated other comprehensive loss (gain)			$ 20,292	$ 77,528